BUSINESS COMBINATIONS (Details Narrative) - USD ($)				6 Months Ended			12 Months Ended
	Jun. 03, 2026	Mar. 31, 2025	Apr. 29, 2023	Jun. 30, 2026		Jun. 30, 2025	Dec. 31, 2025		Dec. 31, 2024	Oct. 27, 2025	Dec. 31, 2020
Business Combination [Line Items]
Common stock, par value				$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Net cash acquired on business combination				$ 208,014		$ 34,983	$ 34,983		$ 2,048
Goodwill				$ 27,617,398			$ 20,842,508		6,592,304
Series I Convertible Preferred Stock [Member]
Business Combination [Line Items]
Preferred stock shares issued				888,888			0
SLG Innovation Inc [Member]
Business Combination [Line Items]
Non-refundable deposits		$ 2,000,000.0	$ 2,000,000						2,000,000		$ 1,401,923
Cash advances and loans									561,808
Due diligence costs									20,000
Accounts receivable									1,418,192
Accounts payable, other current			$ 2,136,445
Business combination, excluding payables incurred prior to closing, period			90 days
Number of preferred stock converted		33,609	33,212
Shares issued for business combination		33,609
Business combination, noncontrolling interest, percentage		49.00%
Prepaid deposit		$ 2,000,000
Common stock, par value		$ 0.0001
Accounts receivable owed		$ 10,814,147
Total identified assets acquired		3,100,000
Net cash acquired on business combination		34,983
Liabilities assumed		10,600,000
Net assets acquired		7,600,000
Goodwill		$ 14,600,000		$ 14,646,146			$ 14,250,204
SLG Innovation Inc [Member] | Series E Preferred Stock [Member]
Business Combination [Line Items]
Shares issued for business combination		51
Preferred stock, stated value		$ 10,000
Conversion price		$ 1.00
Business combination, noncontrolling interest, percentage		49.00%
Secuvant LLC [Member]
Business Combination [Line Items]
Due diligence costs	$ 5,436,837
Cash consideration	$ 875,000
Maximum potential cash payment	3 years
Earnout consideration	$ 3,100,000
Total identified assets acquired	47,353
Net cash acquired on business combination	558,014
Liabilities assumed	1,000,000.0
Net assets acquired	942,111
Goodwill	6,378,948			$ 6,378,948	[1]			[1]
Secuvant LLC [Member] | Contingent Consideration Cash [Member]
Business Combination [Line Items]
Earnout consideration	600,000
Secuvant LLC [Member] | Contingent Consideration Equity [Member]
Business Combination [Line Items]
Earnout consideration	$ 2,500,000
Secuvant LLC [Member] | Series I Convertible Preferred Stock [Member]
Business Combination [Line Items]
Number of preferred stock converted	888,888
Preferred stock shares issued	888,888
Noncash consideration in equity	$ 2,000,000

[1]	Goodwill related to Secuvant is preliminary and currently includes intangible assets. The company is engaging valuation service consultants and anticipates being able to determine the stand-alone value of separately identifiable intangible assets related to this acquisition.